Net Loss Per Common Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Net Loss Per Common Share, Basic and Diluted
The following table sets forth the computation of basic and diluted net loss per common share attributable to common stockholders (in thousands, except share and per share data):

	Year Ended December 31,
	2021	2020	2019
Numerator:
Net loss	$(93,981)	$(106,780)	$(51,661)

Denominator:
Weighted average shares used to compute basic and diluted net loss per share	133,917,571	17,858,976	7,390,456

Net loss per common share—basic and diluted	$(0.70)	$(5.98)	$(6.99)

Schedule of Antidilutive Securities Excluded from Computation of Net Loss Per Common Share
The following outstanding shares of potentially dilutive securities were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	Year Ended December 31,
	2021	2020	2019
Redeemable convertible preferred stock	—	88,434,754	4,384,348
Options to purchase common stock	22,675,729	25,732,503	1,599,645
Unvested RSA	17,466	146,675	34,865
Restricted stock units	10,106,993	—	—
Unvested early exercised common stock options	2,043,288	6,212,254	120,984
Vested and early exercised options subject to nonrecourse notes	—	2,151,100	—
Preferred stock warrants	15,999,900	4,443,862	37,285

Total	50,843,376	127,121,148	6,177,127